Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements
3.	Financial Instruments and Fair Value Measurements
The Company’s financial instruments consist of money market funds. The following tables show the Company’s cash equivalent’s carrying value and fair value at December 31, 2023 and 2022 (in thousands):

	As of December 31, 2023
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$3,243	$3,243	$3,243	$—	$—

Total assets	$3,243	$3,243	$3,243	$—	$—

	As of December 31, 2022
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$3,074	$3,074	$3,074	$—	$—

Total assets	$3,074	$3,074	$3,074	$—	$—

Cash equivalents – Cash equivalents of $
3.2
 million and $
3.1
 million as of December 31, 2023 and 2022, respectively, consisted of money market funds. Money market funds are classified as Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.
There have been no changes to the valuation methods utilized by the Company during the years ended December 31, 2023 and 2022. The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of financial instruments between levels during the years ended December 31, 2023 and 2022.